Schedule of Investments (unaudited)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.9%
Alabama — 3.8%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$200,000	$211,960 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,601,156
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,113,633
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,072,690
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	290,000	293,450 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	245,677 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	375,561
Total Alabama				5,914,127
Alaska — 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	253,245 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/36	400,000	398,539
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	221,188
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/50	275,000	271,106
Total Alaska				1,144,078
Arizona — 4.9%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	416,796 (d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	808,248 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	251,016 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	600,000	599,701 (a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,002,252 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	492,248 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	191,947 (d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,002,634 (d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,200,961
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,617,086
Total Arizona				7,582,889
California — 11.0%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AGM	5.000%	10/1/52	600,000	634,919
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	509,580
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,500,000	1,582,377 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	524,298 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	250,000	264,996 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,300,000	1,392,107 (a)(b)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	$500,000	$545,501 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	400,451 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	705,422 (c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	720,742 (d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	253,281
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	503,957
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	750,000	744,885
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,235,525
Series C	7.000%	11/1/34	2,000,000	2,458,294
Series C	6.500%	11/1/39	2,000,000	2,471,051
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	300,000	318,494
Community Facilities District No 2023-1	5.625%	9/1/53	530,000	557,563
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	1,000,000	1,005,843 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	203,879
Total California				17,033,165
Colorado — 0.9%
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	255,456 (a)(b)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	148,005
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	500,439
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	506,117
Total Colorado				1,410,017
Connecticut — 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	520,330
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	607,385
Total Connecticut				1,127,715
District of Columbia — 0.4%

Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	600,000	645,518 (c)
Florida — 6.7%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,268,566 (c)
Series 2022	5.500%	9/1/52	1,000,000	1,051,631 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	656,008
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	$250,000	$250,901 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	215,441 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	1,400,000	1,454,293 (c)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	504,436
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	141,301
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	769,305 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	258,490
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	200,000	196,357
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	361,719
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,528,525
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	90,169
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	336,769
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3 *(e)(f)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	358,182 (d)
Total Florida				10,442,096
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	367,543
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	265,798
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	251,506
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	260,243
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	153,765
Series C	5.000%	9/1/30	250,000	264,955 (a)(b)
Total Georgia				1,563,810
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	350,000	292,223
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	150,000	169,671 (g)
Total Hawaii				461,894
Illinois — 14.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,008,128
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	977,346
Series A	5.000%	12/1/39	1,250,000	1,262,409
Series C, Refunding, AGM	5.000%	12/1/32	1,750,000	1,816,985
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	583,475
Series A	5.000%	1/1/44	500,000	503,095
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A, Refunding	5.000%	1/1/28	$500,000	$517,005
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	514,993 (c)
Senior Lien, Series G	5.000%	1/1/42	500,000	505,708 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,005,712
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	511,032
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	303,823
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	511,393
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,314,604
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	250,000	254,938
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	250,000	243,187
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	266,063
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	105,825
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	309,938
Series A	5.000%	3/1/37	1,250,000	1,343,199
Series A	5.000%	3/1/46	500,000	519,220
Series A, Refunding	5.000%	10/1/29	1,100,000	1,164,615
Series A, Refunding	5.000%	10/1/30	550,000	581,905
Series B, Refunding	5.000%	9/1/27	400,000	417,685
Series D	5.000%	11/1/27	1,150,000	1,203,615
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	353,236
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	719,515
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	900,887
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	255,712
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,306,835
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,000,484
Total Illinois				22,282,567
Indiana — 2.0%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	463,495
Marion General Hospital, Series A	4.000%	7/1/45	200,000	182,655
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	204,811
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,067,926
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	1,100,000	1,114,955 (c)
Total Indiana				3,033,842
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	135,270
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Kentucky — 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$1,500,000	$1,508,985 (a)(b)
Series C	4.000%	6/1/25	1,400,000	1,402,106 (a)(b)
Total Kentucky				2,911,091
Louisiana — 1.5%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	710,142
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	454,253
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	394,302 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	247,037 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	500,793 (a)(b)
Total Louisiana				2,306,527
Maryland — 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	316,601
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	407,134 (c)
Maryland State Health & Higher EFA Revenue, Frederick Health System, Refunding	4.000%	7/1/40	300,000	287,282
Total Maryland				1,011,017
Massachusetts — 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	520,041
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	538,973
Total Massachusetts				1,059,014
Michigan — 1.1%
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	781,314
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	359,660
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	238,181
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	35,000	35,403
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	252,999 (c)
Total Michigan				1,667,557
Missouri — 1.8%
Missouri State HEFA Revenue, Series A, Refunding	5.250%	2/1/44	700,000	739,011
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	1,994,290
Total Missouri				2,733,301
Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	485,980
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	301,296 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	500,199 (d)
Total Nevada				801,495
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — 0.2%

National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	$350,000	$367,272
New Jersey — 5.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,501,041 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	664,242 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA, Refunding	5.000%	6/15/42	4,000,000	4,382,964
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,031,108
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	700,000	760,224
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	152,781
Total New Jersey				8,492,360
New Mexico — 0.2%

Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	245,157
New York — 10.9%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	791,312
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	313,234 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	276,180
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	236,486
Series A-2	5.000%	5/15/30	400,000	426,523 (a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	753,342
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	276,451
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,369,367
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	478,436
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	572,284
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,205,843 (d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	750,000	724,372
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	771,184 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	400,000	446,747 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	300,000	319,792 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	240,940 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,350,157 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	482,719
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	$150,000	$159,496 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	350,000	345,266 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	150,000	93,674 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	300,001 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	499,827 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	930,138 (c)(h)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	487,666
Total New York				16,851,437
North Carolina — 0.3%

North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	503,503
North Dakota — 0.3%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	600,000	460,839
Ohio — 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	720,694
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	325,621 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	140,000	138,990 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	702,222 (c)
Total Ohio				1,887,527
Oklahoma — 0.3%

Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	507,320
Oregon — 0.3%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	505,135
Pennsylvania — 3.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	344,512
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/28	135,000	135,069
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	501,146
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	502,718
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	607,873 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,682,148 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	400,000	402,633
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	516,590
Total Pennsylvania				5,692,689
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — 4.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$240,000	$220,740
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	400,927
Restructured, Series A-1	4.550%	7/1/40	50,000	50,126
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,967,703
Restructured, Series A-1	5.000%	7/1/58	880,000	880,244
Restructured, Series A-2	4.329%	7/1/40	530,000	525,898
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,383,477
Total Puerto Rico				6,429,115
South Carolina — 0.2%

South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	378,316
Tennessee — 0.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	481,893
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	350,000	374,512
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	401,552 (a)(b)
Total Tennessee				1,257,957
Texas — 4.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding	5.000%	12/1/46	200,000	200,290
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	500,163
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	306,619 (c)
Series B	5.000%	11/15/39	600,000	619,109 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	463,336
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/38	750,000	799,520 (c)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,000,176 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,360 (c)
Series 2017	5.000%	11/1/36	20,000	20,306 (c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	400,000	381,224
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,015,277
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	282,463
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	708,060
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	300,000	310,063
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	318,873 (c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	115,000	112,071
Total Texas				7,057,910
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	1,041,668 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — continued
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	$350,000	$360,494
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	251,577
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	567,916
Total Utah				2,221,655
Virginia — 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	250,585 (c)
Series B, Refunding	5.000%	7/1/45	300,000	300,079 (c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	210,967
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,051,271 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	512,480 (c)
Total Virginia				2,325,382
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	525,008 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	498,571
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	370,000	358,410
Total Washington				1,381,989
Wisconsin — 2.0%
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	554,583 (c)
Cone Health, Series A	5.000%	10/1/52	300,000	310,672
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	101,167
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	571,049
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,007,970
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	230,980 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	267,817
Total Wisconsin				3,044,238

Total Municipal Bonds (Cost — $144,867,063)				145,362,771
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.6%
Florida — 2.1%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	1,740,000	1,680,376
Series C	4.000%	7/1/54	1,440,000	1,546,816
Total Florida				3,227,192
New York — 2.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,800,000	1,914,531
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,000,000	958,287
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	945,082
Total New York				3,817,900

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $7,034,530)				7,045,092
Total Investments before Short-Term Investments (Cost — $151,901,593)				152,407,863
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 3.8%
Municipal Bonds — 3.8%
Connecticut — 0.1%

Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	2.240%	11/15/48	$150,000	$150,000 (j)(k)
Delaware — 0.2%

University of Delaware, DE, Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	1.200%	11/1/35	300,000	300,000 (j)(k)
Florida — 0.4%
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	1.200%	11/1/38	400,000	400,000 (j)(k)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	2.250%	10/1/26	200,000	200,000 (j)(k)
Total Florida				600,000
Illinois — 0.6%

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	1.800%	8/1/44	1,000,000	1,000,000 (j)(k)
Massachusetts — 0.1%

Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	2.050%	7/1/27	100,000	100,000 (j)(k)
New York — 0.2%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	1.200%	11/1/38	100,000	100,000 (j)(k)
New York City, NY, GO:
Series A, SPA - Bank of Montreal	1.200%	9/1/49	200,000	200,000 (j)(k)
Subseries D-4, LOC - TD Bank N.A.	1.200%	8/1/40	100,000	100,000 (j)(k)
Total New York				400,000
Ohio — 0.1%

Ohio State, GO, Common Schools, Series C	2.200%	6/15/26	100,000	100,000 (j)(k)
Oregon — 1.7%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.200%	8/1/34	2,600,000	2,600,000 (j)(k)
Pennsylvania — 0.1%
Pennsylvania HFA, Single Family Mortgage Revenue Bonds, Series B, SPA - TD Bank N.A.	2.250%	10/1/50	100,000	100,000 (j)(k)
Philadelphia, PA, IDA, Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	2.240%	10/1/30	100,000	100,000 (j)(k)
Total Pennsylvania				200,000
Utah — 0.3%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	1.250%	5/15/58	400,000	400,000 (j)(k)

Total Municipal Bonds (Cost — $5,850,000)				5,850,000
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $53,133)	4.322%	53,133	$53,133 (l)(m)

Total Short-Term Investments (Cost — $5,903,133)			5,903,133
Total Investments — 102.3% (Cost — $157,804,726)			158,310,996
TOB Floating Rate Notes — (2.6)%			(4,060,000)
Other Assets in Excess of Other Liabilities — 0.3%			486,872
Total Net Assets — 100.0%			$154,737,868

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of January 31, 2025.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $53,133 and the cost was $53,133 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund Inc.
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
At January 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	39	3/25	$4,833,122	$4,620,281	$(212,841)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$145,362,771	—	$145,362,771
Municipal Bonds Deposited in Tender Option Bond Trusts	—	7,045,092	—	7,045,092
Total Long-Term Investments	—	152,407,863	—	152,407,863
Short-Term Investments†:
Municipal Bonds	—	5,850,000	—	5,850,000
Money Market Funds	$53,133	—	—	53,133
Total Short-Term Investments	53,133	5,850,000	—	5,903,133
Total Investments	$53,133	$158,257,863	—	$158,310,996
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$212,841	—	—	$212,841

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$203	$1,327,903	1,327,903	$1,274,973	1,274,973

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$663	—	$53,133

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report